LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease costs	$ 1,403,743	$ 1,403,743
Portion of operating lease costs allocated to inventory	812,368	812,368
Phantom Distribution, LLC [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities classified as held for sale	216,298	$ 412,093
Undiscounted lease liabilities with related parties	14,488,346
Undiscounted lease liabilities classified as held for sale	$ 228,192